GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
Balance as of December 31, 2021	$-
Addition	14,297,205
Impairment loss	(6,596,636)
Balance as of December 31, 2022	$7,700,569